Trade and other payables	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Trade and other payables [text block]
13.	Trade and other payables

	Dec. 31, 2018	Dec. 31, 2017	Jan. 1, 2017
Trade payables	$61,395	$71,336	$80,509
Accruals and payables	68,386	86,078	78,154
Accrued interest	34,662	34,848	4,300
Exploration and evaluation payables	185	186	64
Embedded derivatives - provisional pricing (note 27c)	—	373	86
Statutory payables	7,324	6,296	6,549
	$171,952	$199,117	$169,662

Accruals and payables include operational and capital costs and employee benefit amounts owing.